Note 16 - Shareholder's Equity	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
16.	Shareholder’s Equity

a)	Authorized Share Capital

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2025, the Company had 98,982,239 ( December 31, 2024 – 14,809,197) common shares outstanding.

b)	Issued Share Capital

During the year ended December 31, 2025, the Company issued common shares as follows:

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The Company exercised 5,330,000 Pre-Funded Warrants for a nominal exercise price (Note 11). The exercised Pre-Funded Warrants were measured at $7,302 on the exercise date which was recognized in share capital in the consolidated statements of shareholders’ equity.

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The Company exercised 2,481,786 2026 Warrants for total proceeds of $4,894. The exercised 2026 Warrants were measured at $9,066 on the exercise date which was recognized in share capital in the consolidated statements of shareholders’ equity.

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The Company exercised 65,544 broker warrants for total proceeds of $103. The exercised 2026 Warrants were measured at $42 on the exercise date which was recognized in share capital in the consolidated statements of shareholders’ equity.

●	The Company issued 26,975 and 15,340 common shares for the exercise of restricted shares and stock options for total proceeds of $39.

On April 14, 2025, the Company closed the first (occurring on April 3, 2025) and second tranches of its non-brokered private placement, raising aggregate gross proceeds of US$3,500 ($4,908). An aggregate of 3,125,000 units (each, a “Unit”) were issued at a price of US$1.12 per Unit under the private placement.  Each Unit consists of one common share in the capital of the Company and one transferable common share purchase warrant (“2026 Warrants”), with each warrant entitling the holder to purchase one common share of the Company at a price of US$1.40 at any time for a period of eighteen (18) months following the issue date. In connection with the closing of the Offering, the Company incurred aggregate finders’ fees of $338, including $109 representing the value of 183,333 non-transferable finders’ warrants. Each finders’ warrant is exercisable to acquire one common share of the Company at an exercise price of US$1.12 until October 14, 2026. Finders’ warrants were measured at $109 using the Black-Scholes option pricing model with the following main assumptions: share price $1.50, volatility 85.0%, risk free rate 2.58%.

The gross proceeds were allocated between common shares and 2026 Warrants, based on relative fair values and 2026 Warrants were allocated $1,150 on initial recognition. The residual balance of $3,759 was then allocated to the equity component (common shares issued). The transaction costs of $447 were allocated proportionately between the 2026 Warrants and the common shares. Transaction costs allocated to the common shares were accounted for as a deduction from equity of $338.

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Concurrently with the completion of the Equity Exchange, the Company completed New Equity Offering of 46,000,000 New Equity Offering Units, each consisting of one common share and one New Equity Offering Warrants to purchase one common share at a price of US$0.75 per New Equity Offering Unit. Each New Equity Offering Warrants or the 2028 Warrants entitling the holder thereof to purchase one common share at a price of US$1.25 for a period commencing on the date that is 60 days following the completion of the offering until October 22, 2028, Note 11.

The Company incurred an aggregate cash commission of US$1,851 to the agents of the New Equity Offering. The Company also issued an aggregate of 2,416,884 non-transferable warrants to purchase common shares to the agents (the “Broker Warrants”). Each Broker Warrant entitles the holder to acquire one Common Share at US$0.75 per share, at any time on or before the date that is 36 months following the closing date of the New Equity Offering. Broker warrants were measured at $4,604 using the Black-Schols option pricing model with the following main assumptions: share price $2.31, volatility 124.31%, risk free rate 2.39%.

The gross proceeds were allocated between common shares and New Equity Offering Warrants, based on relative fair values and New Equity Offering Warrants were allocated $18,597 on initial recognition. The residual balance of $29,720 was then allocated to the equity component (common shares issued). The transaction costs of $8,240 were allocated proportionately between the New Equity Offering Warrants and common shares. Transaction costs allocated to the equity component were accounted for as a deduction from equity of $5,078.

During the year ended December 31, 2024, the Company issued common shares as follows:

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On February 27, 2024, the Company settled a total of $134 of earned performance-based incentive cash payments to certain non-officer employees by issuing a total of 41,314 common shares at a market price of $3.24 per share to these individuals. The expense was recorded in salaries and benefits.

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On March 21, 2024, the Company issued an aggregate of 210,760 common shares at a market issue price of $2.5756 per common share in satisfaction of a portion of the interest payable to certain of the holders of US$51,000 principal amount of 8.99% senior secured convertible notes.

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On November 27, 2024, the Company closed a financing transaction with the holders of the 2027 Notes for gross proceeds of US$5,000 and issued 443,225 common shares and 1,136,364 detachable common share purchase warrants, valued at $1,221 (net of transaction costs of $180 and $694 (net of transaction costs of $89), respectively (see Note 11).

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During the year ended December 31, 2024, the Company issued 18,568 common shares for the exercise of deferred share units, 130,414 common shares for the exercise of restricted share units and 2,083 for the exercise of performance share units.